NUVEEN ESG INTERNATIONAL DEVELOPED MARKETS EQUITY ETF

NUVEEN ESG EMERGING MARKETS EQUITY ETF

SUPPLEMENT DATED JUNE 28, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2019

1.	The first paragraph under “Service Providers – Investment Adviser” is deleted in its entirety and replaced with the following:

Nuveen Fund Advisors, LLC, each Fund’s investment adviser, has overall responsibility for management of the Funds, oversees the management of each Fund’s portfolio, manages each Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate. The Adviser is a wholly owned subsidiary of Nuveen, LLC (“Nuveen”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”). The Adviser is located at 333 West Wacker Drive, Chicago, Illinois 60606.

2.	The paragraph under “Service Providers – Sub-Adviser” is deleted in its entirety and replaced with the following:

The Adviser has selected Teachers Advisors, LLC (“TAL”), to serve as sub-adviser to the Funds, with primary responsibility for managing each Fund’s portfolio. TAL is a wholly owned subsidiary of Nuveen and an affiliate of the Adviser. TAL also manages the investments of the TIAA-CREF Funds, the TIAA-CREF Life Funds and the TIAA Separate Account VA-1 and serves as sub-adviser to certain other funds managed by Nuveen Fund Advisors. TAL is located at 730 Third Avenue, New York, New York 10017-3206. The Adviser pays TAL a portfolio management fee out of the advisory fee paid to the Adviser for its services to each Fund equal to 50% of the remainder of (a) the management fee payable by the Fund to the Adviser based on average daily net assets pursuant to the Management Agreement, less (b) any management fee waivers, expense reimbursement payments, revenue sharing payments and operating expenses of the Fund borne by the Adviser in respect to the Fund.

As a result of their common ownership by Nuveen and, ultimately, TIAA, Nuveen Fund Advisors and TAL are considered affiliated persons under common control, and the registered investment companies managed by each are considered to be part of the same group of investment companies.

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FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-INEMSAI-0619P

NUVEEN ENHANCED YIELD U.S. AGGREGATE BOND ETF

SUPPLEMENT DATED JUNE 28, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2018

1.	The first paragraph under “Service Providers – Investment Adviser” is deleted in its entirety and replaced with the following:

Nuveen Fund Advisors, LLC, the Fund’s investment adviser, has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Fund to operate. The Adviser is a wholly owned subsidiary of Nuveen, LLC (“Nuveen”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”). The Adviser is located at 333 West Wacker Drive, Chicago, Illinois 60606.

2.	The paragraph under “Service Providers – Sub-Adviser” is deleted in its entirety and replaced with the following:

The Adviser has selected Teachers Advisors, LLC (“TAL”), to serve as sub-adviser to the Fund, with primary responsibility for managing the Fund’s portfolio. TAL is a wholly owned subsidiary of Nuveen and an affiliate of the Adviser. TAL also manages the investments of the TIAA-CREF Funds, the TIAA-CREF Life Funds and the TIAA Separate Account VA-1 and serves as sub-adviser to certain other funds managed by Nuveen Fund Advisors. TAL is located at 730 Third Avenue, New York, New York 10017-3206. The Adviser pays TAL a portfolio management fee out of the advisory fee paid to the Adviser for its services to the Fund equal to 50% of the remainder of (a) the management fee payable by the Fund to the Adviser based on average daily net assets pursuant to the Management Agreement, less (b) any management fee waivers, expense reimbursement payments, revenue sharing payments and operating expenses of the Fund borne by the Adviser in respect to the Fund.

As a result of their common ownership by Nuveen and, ultimately, TIAA, Nuveen Fund Advisors and TAL are considered affiliated persons under common control, and the registered investment companies managed by each are considered to be part of the same group of investment companies.

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FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-NUAGSAI-0619P

NUVEEN ESG LARGE-CAP GROWTH ETF

NUVEEN ESG LARGE-CAP VALUE ETF

NUVEEN ESG MID-CAP GROWTH ETF

NUVEEN ESG MID-CAP VALUE ETF

NUVEEN ESG SMALL-CAP ETF

SUPPLEMENT DATED JUNE 28, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2019

1.	The first paragraph under “Service Providers – Investment Adviser” is deleted in its entirety and replaced with the following:

Nuveen Fund Advisors, LLC, each Fund’s investment adviser, has overall responsibility for management of the Funds, oversees the management of each Fund’s portfolio, manages each Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate. The Adviser is a wholly owned subsidiary of Nuveen, LLC (“Nuveen”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”). The Adviser is located at 333 West Wacker Drive, Chicago, Illinois 60606.

2.	The paragraph under “Service Providers – Sub-Adviser” is deleted in its entirety and replaced with the following:

The Adviser has selected Teachers Advisors, LLC (“TAL”), to serve as sub-adviser to the Funds, with primary responsibility for managing each Fund’s portfolio. TAL is a wholly owned subsidiary of Nuveen and an affiliate of the Adviser. TAL also manages the investments of the TIAA-CREF Funds, the TIAA-CREF Life Funds and the TIAA Separate Account VA-1 and serves as sub-adviser to certain other funds managed by Nuveen Fund Advisors. TAL is located at 730 Third Avenue, New York, New York 10017-3206. The Adviser pays TAL a portfolio management fee out of the advisory fee paid to the Adviser for its services to each Fund equal to 50% of the remainder of (a) the management fee payable by the Fund to the Adviser based on average daily net assets pursuant to the Management Agreement, less (b) any management fee waivers, expense reimbursement payments, revenue sharing payments and operating expenses of the Fund borne by the Adviser in respect to the Fund.

As a result of their common ownership by Nuveen and, ultimately, TIAA, Nuveen Fund Advisors and TAL are considered affiliated persons under common control, and the registered investment companies managed by each are considered to be part of the same group of investment companies.

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FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-NSESGSAI-0619P

NUVEEN ENHANCED YIELD 1-5 YEAR U.S. AGGREGATE BOND ETF

SUPPLEMENT DATED JUNE 28, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2018

1.	The first paragraph under “Service Providers – Investment Adviser” is deleted in its entirety and replaced with the following:

Nuveen Fund Advisors, LLC, the Fund’s investment adviser, has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Fund to operate. The Adviser is a wholly owned subsidiary of Nuveen, LLC (“Nuveen”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”). The Adviser is located at 333 West Wacker Drive, Chicago, Illinois 60606.

2.	The paragraph under “Service Providers – Sub-Adviser” is deleted in its entirety and replaced with the following:

The Adviser has selected Teachers Advisors, LLC (“TAL”), to serve as sub-adviser to the Fund, with primary responsibility for managing the Fund’s portfolio. TAL is a wholly owned subsidiary of Nuveen and an affiliate of the Adviser. TAL also manages the investments of the TIAA-CREF Funds, the TIAA-CREF Life Funds and the TIAA Separate Account VA-1 and serves as sub-adviser to certain other funds managed by Nuveen Fund Advisors. TAL is located at 730 Third Avenue, New York, New York 10017-3206. The Adviser pays TAL a portfolio management fee out of the advisory fee paid to the Adviser for its services to the Fund equal to 50% of the remainder of (a) the management fee payable by the Fund to the Adviser based on average daily net assets pursuant to the Management Agreement, less (b) any management fee waivers, expense reimbursement payments, revenue sharing payments and operating expenses of the Fund borne by the Adviser in respect to the Fund.

As a result of their common ownership by Nuveen and, ultimately, TIAA, Nuveen Fund Advisors and TAL are considered affiliated persons under common control, and the registered investment companies managed by each are considered to be part of the same group of investment companies.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-NUSASAI-0619P

NUVEEN ESG U.S. AGGREGATE BOND ETF

SUPPLEMENT DATED JUNE 28, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2018

1.	The first paragraph under “Service Providers – Investment Adviser” is deleted in its entirety and replaced with the following:

Nuveen Fund Advisors, LLC, the Fund’s investment adviser, has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Fund to operate. The Adviser is a wholly owned subsidiary of Nuveen, LLC (“Nuveen”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”). The Adviser is located at 333 West Wacker Drive, Chicago, Illinois 60606.

2.	The paragraph under “Service Providers – Sub-Adviser” is deleted in its entirety and replaced with the following:

The Adviser has selected Teachers Advisors, LLC (“TAL”), to serve as sub-adviser to the Fund, with primary responsibility for managing the Fund’s portfolio. TAL is a wholly owned subsidiary of Nuveen and an affiliate of the Adviser. TAL also manages the investments of the TIAA-CREF Funds, the TIAA-CREF Life Funds and the TIAA Separate Account VA-1 and serves as sub-adviser to certain other funds managed by Nuveen Fund Advisors. TAL is located at 730 Third Avenue, New York, New York 10017-3206. The Adviser pays TAL a portfolio management fee out of the advisory fee paid to the Adviser for its services to the Fund equal to 50% of the remainder of (a) the management fee payable by the Fund to the Adviser based on average daily net assets pursuant to the Management Agreement, less (b) any management fee waivers, expense reimbursement payments, revenue sharing payments and operating expenses of the Fund borne by the Adviser in respect to the Fund.

As a result of their common ownership by Nuveen and, ultimately, TIAA, Nuveen Fund Advisors and TAL are considered affiliated persons under common control, and the registered investment companies managed by each are considered to be part of the same group of investment companies.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-NUBDSAI-0619P

NUVEEN SHORT-TERM REIT ETF

SUPPLEMENT DATED JUNE 28, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2019

1.	The first paragraph under “Service Providers – Investment Adviser” is deleted in its entirety and replaced with the following:

Nuveen Fund Advisors, LLC, the Fund’s investment adviser, has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Fund to operate. The Adviser is a wholly owned subsidiary of Nuveen, LLC (“Nuveen”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”). The Adviser is located at 333 West Wacker Drive, Chicago, Illinois 60606.

2.	The paragraph under “Service Providers – Sub-Adviser” is deleted in its entirety and replaced with the following:

The Adviser has selected Teachers Advisors, LLC (“TAL”), to serve as sub-adviser to the Fund, with primary responsibility for managing the Fund’s portfolio. TAL is a wholly owned subsidiary of Nuveen and an affiliate of the Adviser. TAL also manages the investments of the TIAA-CREF Funds, the TIAA-CREF Life Funds and the TIAA Separate Account VA-1 and serves as sub-adviser to certain other funds managed by Nuveen Fund Advisors. TAL is located at 730 Third Avenue, New York, New York 10017-3206. The Adviser pays TAL a portfolio management fee out of the advisory fee paid to the Adviser for its services to the Fund equal to 50% of the remainder of (a) the management fee payable by the Fund to the Adviser based on average daily net assets pursuant to the Management Agreement, less (b) any management fee waivers, expense reimbursement payments, revenue sharing payments and operating expenses of the Fund borne by the Adviser in respect to the Fund.

As a result of their common ownership by Nuveen and, ultimately, TIAA, Nuveen Fund Advisors and TAL are considered affiliated persons under common control, and the registered investment companies managed by each are considered to be part of the same group of investment companies.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-NURESAI-0619P

NUVEEN ESG LARGE-CAP ETF

SUPPLEMENT DATED JUNE 28, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 2019

1.	The first paragraph under “Service Providers – Investment Adviser” is deleted in its entirety and replaced with the following:

Nuveen Fund Advisors, LLC, the Fund’s investment adviser, has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Fund to operate. The Adviser is a wholly owned subsidiary of Nuveen, LLC (“Nuveen”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”). The Adviser is located at 333 West Wacker Drive, Chicago, Illinois 60606.

2.	The paragraph under “Service Providers – Sub-Adviser” is deleted in its entirety and replaced with the following:

The Adviser has selected Teachers Advisors, LLC (“TAL”), to serve as sub-adviser to the Fund, with primary responsibility for managing the Fund’s portfolio. TAL is a wholly owned subsidiary of Nuveen and an affiliate of the Adviser. TAL also manages the investments of the TIAA-CREF Funds, the TIAA-CREF Life Funds and the TIAA Separate Account VA-1 and serves as sub-adviser to certain other funds managed by Nuveen Fund Advisors. TAL is located at 730 Third Avenue, New York, New York 10017-3206. The Adviser pays TAL a portfolio management fee out of the advisory fee paid to the Adviser for its services to the Fund equal to 50% of the remainder of (a) the management fee payable by the Fund to the Adviser based on average daily net assets pursuant to the Management Agreement, less (b) any management fee waivers, expense reimbursement payments, revenue sharing payments and operating expenses of the Fund borne by the Adviser in respect to the Fund.

As a result of their common ownership by Nuveen and, ultimately, TIAA, Nuveen Fund Advisors and TAL are considered affiliated persons under common control, and the registered investment companies managed by each are considered to be part of the same group of investment companies.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-NULCSAI-0619P